COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments
Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2015 and for each succeeding fiscal year indicated below are (in the aggregate) as follows:

2016	$4,343
2017	3,474
2018	2,897
2019	2,513
2020	1,235

$14,462